Income Taxes (Details Narrative) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Major components of tax expense (income) [abstract]
Unused non-capital loss carry forwards	$ 9,842,000	$ 8,800,000	$ 12,000,000
Resource tax pools	$ 31,285,000	$ 30,600,000	$ 26,900,000
Statutory tax rate	27.00%	27.00%	26.25%
Effective tax rate	0.00%	0.00%	0.00%